Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Components Of Deferred Tax Liabilities (Assets) [Table Text Block]
	2017	2016
Depreciation and amortization	$30,982	$44,903
Licenses and nonamortizable intangibles	16,129	22,892
Employee benefits	(6,202)	(10,045)
Deferred fulfillment costs	2,472	3,204
Net operating loss and other carryforwards	(6,067)	(4,304)
Other – net	1,222	(216)
Subtotal	38,536	56,434
Deferred tax assets valuation allowance	4,640	2,283
Net deferred tax liabilities	$43,176	$58,717

Noncurrent deferred tax liabilities	$43,207	$60,128
Less: Noncurrent deferred tax assets	(31)	(1,411)
Net deferred tax liabilities	$43,176	$58,717

Changes In Unrecognized Tax Benefits Balance For Federal, State, And Foreign Tax [Table Text Block]
Federal, State and Foreign Tax	2017	2016
Balance at beginning of year	$6,516	$6,898
Increases for tax positions related to the current year	1,438	318
Increases for tax positions related to prior years	200	473
Decreases for tax positions related to prior years	(461)	(1,168)
Lapse of statute of limitations	(28)	(25)
Settlements	(23)	50
Foreign currency effects	6	(30)
Balance at end of year	7,648	6,516
Accrued interest and penalties	1,333	1,140
Gross unrecognized income tax benefits	8,981	7,656
Less: Deferred federal and state income tax benefits	(388)	(557)
Less: Tax attributable to timing items included above	(2,368)	(3,398)
Total UTB that, if recognized, would impact the
effective income tax rate as of the end of the year	$6,225	$3,701

Components Of Income Tax Expense [Table Text Block]
	2017	2016	2015
Federal:
Current	$682	$2,915	$2,496
Deferred	(17,970)	3,127	3,828
	(17,288)	6,042	6,324
State and local:
Current	79	282	72
Deferred	1,041	339	671
	1,120	621	743
Foreign:
Current	471	335	320
Deferred	989	(519)	(382)
	1,460	(184)	(62)
Total	$(14,708)	$6,479	$7,005

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2017	2016	2015
U.S. income before income taxes	$16,438	$20,911	$21,519
Foreign income (loss) before income taxes	(1,299)	(1,099)	(827)
Total	$15,139	$19,812	$20,692

Reconciliation Of Income Tax Expense Based On Federal Statutory Rate To Amount Per Effective Tax Rate [Table Text Block]
	2017	2016	2015
Taxes computed at federal statutory rate	$5,299	$6,934	$7,242
Increases (decreases) in income taxes resulting from:
State and local income taxes – net of federal income tax benefit	509	416	483
Enactment of the Tax Cuts and Jobs Act	(20,271)	-	-
Mexico restructuring	-	(471)	-
Other – net	(245)	(400)	(720)
Total	$(14,708)	$6,479	$7,005
Effective Tax Rate	(97.2)%	32.7%	33.9%